Organization and Principal Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries	Subsidiaries of the Company and VIEs where the Company is the primary beneficiary include the following:
Subsidiaries	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Scienjoy Inc.	February 23, 2017	Cayman Islands	100%	Holding Company
Scienjoy Pte. Ltd.	July 25, 2023	Singapore	100%	Holding Company
Scienjoy International Limited (“Scienjoy HK”)	May 18, 2017	Hong Kong	100%	Holding Company
Scienjoy BeeLive Limited (formerly known as Sciscape International Limited, “SIL”)	December 18, 2017	Hong Kong	100%	Live streaming platform
Golden Shield Enterprises Limited (“Golden Shield”)	September 28, 2021	British Virgin Islands	100%	Holding Company
Sixiang Wuxian (Beijing) Technology Co., Ltd. (“WXBJ”) (a wholly owned subsidiary of Scienjoy HK)	October 17, 2017	The PRC	100%	Holding Company
Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”) (a wholly owned subsidiary of WXBJ)	July 5, 2018	The PRC	100%	Holding Company
Sixiang Yingyue (Shanghai) Technology Co., Ltd(“SXYY”) (a wholly owned subsidiary of WXBJ)	June 30, 2022	The PRC	100%	Information technology
Holgus Sixiang Information Technology Co., Ltd. (“Holgus X”) (a wholly owned subsidiary of ZH)	May 9, 2017	The PRC	100%	Live streaming platform
Kashgar Sixiang Times Internet Technology Co., Ltd. (“Kashgar Times”) (a wholly owned subsidiary of ZH)	March 2, 2016	The PRC	100%	Live streaming platform
Kashgar Sixiang Lehong Information Technology Co., Ltd (“Kashgar Lehong”) (a wholly owned subsidiary of ZH)	July 23, 2020	The PRC	100%	Information technology
Holgus Sixiang Haohan Internet Technology Co., Ltd. (“Holgus H”) (a wholly owned subsidiary of ZH)	December 11, 2020	The PRC	100%	Information technology
Sixiang ZhiHui (Hainan) Technology Co., Ltd (“ZHHN”) (a wholly owned subsidiary of ZH)	December 23, 2020	The PRC	100%	Live streaming platform
Sixiang Wuxian (Zhejiang) Culture Technology Co., Ltd (“WXZJ”) (a wholly owned subsidiary of Scienjoy HK)	April 28, 2022	The PRC	100%	Information technology
Sixiang Zhihui (Zhejiang) Culture Technology Co., Ltd (“ZHZJ”) (a wholly owned subsidiary of WXZJ)	January 4, 2022	The PRC	100%	Information technology
VIEs
Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) (Controlled through contractual agreements by WXBJ)	January 22, 2019	The PRC	100%	Holding Company
Beijing Sixiang Shiguang Technology Co., Ltd. (“SG”) (a wholly owned subsidiary of QY)	October 28, 2011	The PRC	100%	Live streaming platform
Hai Xiu (Beijing) Technology Co., Ltd. (“HX”) (a wholly owned subsidiary of QY)	April 18, 2016	The PRC	100%	Live streaming platform
Beijing Le Hai Technology Co., Ltd. (“LH”) (a wholly owned subsidiary of QY)	June 16, 2015	The PRC	100%	Live streaming platform
Sixiang Mifeng (Tianjin) Technology Co., Ltd (“DF”, formerly known as Tianjin Guangju Dingfei Technology Co., Ltd) (a wholly owned subsidiary of QY)	August 8, 2016	The PRC	100%	Live streaming platform
Changxiang Infinite Technology (Beijing) Co., Ltd. (“CX”) (a wholly owned subsidiary of DF)	September 22, 2016	The PRC	100%	Live streaming platform
Zhihui QiYuan (Hainan) Investment Co., Ltd (“QYHN”) (a wholly owned subsidiary of QY)	March 2, 2021	The PRC	100%	Live streaming platform
Huayu Hefeng (Qingdao) Technology Co., Ltd (“HYHF”) (a wholly owned subsidiary of SG)	September 29, 2021	The PRC	100%	Live streaming platform
Beijing Weiliantong Technology Co., Ltd.(“WLT”) (a wholly owned subsidiary of QY)	July 28, 2015	The PRC	100%	Live streaming platform
Chuangda Zhihui (Beijing) Technology Co., Ltd.(“CDZH”) (a wholly owned subsidiary of SG)	November 30, 2015	The PRC	100%	Live streaming platform
Beijing Huayi Dongchen Technology Co., Ltd. (“HYDC”) (a wholly owned subsidiary of CDZH)	February 6, 2015	The PRC	100%	Live streaming platform
Hongcheng Huiying (Zhejiang)Technology Industry Development Co., Ltd(“HCHY”) (a 51% owned subsidiary of QYHN)	February 15, 2022	The PRC	51%	Live streaming platform
Sixiang Qiyuan (Hangzhou) Culture Technology Co., Ltd (“QYHZ”) (Controlled through contractual agreements by WXZJ)	March 30, 2022	The PRC	100%	Holding Company
Xiuli (Zhejiang) Culture Technology Co., Ltd (“XLZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Leku (Zhejiang) Culture Technology Co., Ltd (“LKZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Haifan (Zhejiang) Culture Technology Co., Ltd (“HFZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Xiangfeng (Zhejiang) Culture Technology Co., Ltd (“XFZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Hongren (Zhejiang) Culture Technology Co., Ltd (“HRZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Subsidiaries of the Company and VIEs where the Company is the primary beneficiary include the following:
Subsidiaries	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Scienjoy Inc.	February 23, 2017	Cayman Islands	100%	Holding Company
Scienjoy International Limited (“Scienjoy HK”)	May 18, 2017	Hong Kong	100%	Holding Company
Scienjoy BeeLive Limited (formerly known as Sciscape International Limited, “SIL”)	December 18, 2017	Hong Kong	100%	Live streaming platform
Golden Shield Enterprises Limited (“Golden Shield”)	September 28, 2021	British Virgin Islands	100%	Holding Company
Sixiang Wuxian (Beijing) Technology Co., Ltd. (“WXBJ”) (a wholly owned subsidiary of Scienjoy HK)	October 17, 2017	The PRC	100%	Holding Company
Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”) (a wholly owned subsidiary of WXBJ)	July 5, 2018	The PRC	100%	Holding Company
Sixiang Yingyue (Shanghai) Technology Co., Ltd(“SXYY”) (a wholly owned subsidiary of WXBJ)	June 30, 2022	The PRC	100%	Information technology
Holgus Sixiang Information Technology Co., Ltd. (“Holgus X”) (a wholly owned subsidiary of ZH)	May 9, 2017	The PRC	100%	Live streaming platform
Kashgar Sixiang Times Internet Technology Co., Ltd. (“Kashgar Times”) (a wholly owned subsidiary of ZH)	March 2, 2016	The PRC	100%	Live streaming platform
Kashgar Sixiang Lehong Information Technology Co., Ltd (“Kashgar Lehong”) (a wholly owned subsidiary of ZH)	July 23, 2020	The PRC	100%	Information technology
Holgus Sixiang Haohan Internet Technology Co., Ltd. (“Holgus H”) (a wholly owned subsidiary of ZH)	December 11, 2020	The PRC	100%	Information technology
Sixiang ZhiHui (Hainan) Technology Co., Ltd (“ZHHN”) (a wholly owned subsidiary of ZH)	December 23, 2020	The PRC	100%	Live streaming platform
Sixiang Wuxian (Zhejiang) Culture Technology Co., Ltd (“WXZJ”) (a wholly owned subsidiary of Scienjoy HK)	April 28, 2022	The PRC	100%	Information technology
Sixiang Zhihui (Zhejiang) Culture Technology Co., Ltd (“ZHZJ”) (a wholly owned subsidiary of WXZJ)	January 4, 2022	The PRC	100%	Information technology

VIEs
Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) (Controlled through contractual agreements by WXBJ)	January 22, 2019	The PRC	100%	Holding Company
Beijing Sixiang Shiguang Technology Co., Ltd. (“SG”) (a wholly owned subsidiary of QY)	October 28, 2011	The PRC	100%	Live streaming platform
Hai Xiu (Beijing) Technology Co., Ltd. (“HX”) (a wholly owned subsidiary of QY)	April 18, 2016	The PRC	100%	Live streaming platform
Beijing Le Hai Technology Co., Ltd. (“LH”) (a wholly owned subsidiary of QY)	June 16, 2015	The PRC	100%	Live streaming platform
Lixiaozhi (Chongqing) Internet Technology Co., Ltd. (“LXZ”) (a wholly owned subsidiary of SG) *	July 18, 2018	The PRC	100%	Live streaming platform
Sixiang Mifeng (Tianjin) Technology Co., Ltd (“DF”, formerly known as Tianjin Guangju Dingfei Technology Co., Ltd) (a wholly owned subsidiary of QY)	August 8, 2016	The PRC	100%	Live streaming platform
Changxiang Infinite Technology (Beijing) Co., Ltd. (“CX”) (a wholly owned subsidiary of DF)	September 22, 2016	The PRC	100%	Live streaming platform
Zhihui QiYuan (Hainan) Investment Co., Ltd (“QYHN”) (a wholly owned subsidiary of QY)	March 2, 2021	The PRC	100%	Live streaming platform
Shanhai Weilan (Beijing) Technology Co., Ltd (“SHWL”) (a wholly owned subsidiary of SG) **	September 27, 2021	The PRC	100%	Live streaming platform
Shihuai (Beijing) Technology Co., Ltd (“SH”) (a wholly owned subsidiary of SG) **	September 29, 2021	The PRC	100%	Live streaming platform
Huayu Hefeng (Qingdao) Technology Co., Ltd (“HYHF”) (a wholly owned subsidiary of SG)	September 29, 2021	The PRC	100%	Live streaming platform
Beijing Weiliantong Technology Co., Ltd.(“WLT”) (a wholly owned subsidiary of QY)	July 28, 2015	The PRC	100%	Live streaming platform
Chuangda Zhihui (Beijing) Technology Co., Ltd.(“CDZH”) (a wholly owned subsidiary of SG)	November 30, 2015	The PRC	100%	Live streaming platform
Beijing Huayi Dongchen Technology Co., Ltd. (“HYDC”) (a wholly owned subsidiary of CDZH)	February 6, 2015	The PRC	100%	Live streaming platform
Hongcheng Huiying (Zhejiang)Technology Industry Development Co., Ltd(“HCHY”) (a 51% owned subsidiary of QYHN)	February 15, 2022	The PRC	51%	Live streaming platform
Sixiang Qiyuan (Hangzhou) Culture Technology Co., Ltd (“QYHZ”) (Controlled through contractual agreements by WXZJ)	March 30, 2022	The PRC	100%	Holding Company
Xiuli (Zhejiang) Culture Technology Co., Ltd (“XLZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Leku (Zhejiang) Culture Technology Co., Ltd (“LKZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Haifan (Zhejiang) Culture Technology Co., Ltd (“HFZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Xiangfeng (Zhejiang) Culture Technology Co., Ltd (“XFZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Hongren (Zhejiang) Culture Technology Co., Ltd (“HRZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
*	LXZ was deregistered in July, 2022. Since this entity was inactive, the deregistration does not have a material impact to the Company’s consolidated financial statements for the years ended December 31 2020, 2021 and 2022.
**	On December 31, 2022, the Board approved to the sale of the Company’s 100% ownership interest in SHWL and SH to third parties for a nominal consideration because SHWL and SH has not commenced any operation since their inception. Management determined that this disposition did not represent a strategic shift and had no significant effect on the Company’s operations and financial results; therefore, no discontinued operations were presented.

Schedule of Consolidated Financial Statements of Balance Sheets	The following tables represent the financial information of the consolidated VIE and its subsidiaries as of December 31, 2021 and 2022 before eliminating the intercompany balances and transactions between the VIE and other entities within the Company:
	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
ASSETS
Current assets
Cash and cash equivalents	71,308	114,478	16,598
Accounts receivable, net	122,480	165,419	23,984
Prepaid expenses and other current assets	157,724	101,684	14,743
Amounts due from related parties	1,052	1,052	153
Amounts due from inter-companies(1)	139,621	143,968	20,873
Total current assets	492,185	526,601	76,351

Non-current assets
Property and equipment, net	1,312	1,871	271
Intangible assets, net	235,688	418,893	60,734
Goodwill	92,069	172,781	25,051
Deferred tax assets	3,717	3,649	529
Long term deposits and other assets	950	874	127
Long term investments	251,827	381,279	55,280
Right of use assets-operating lease	-	19,209	2,785
Total non-current assets	585,563	998,556	144,777
TOTAL ASSETS	1,077,748	1,525,157	221,128

LIABILITIES
Current liabilities
Accounts payable	64,535	80,564	11,681
Deferred revenue	29,258	62,567	9,071
Accrued salary and employee benefits	13,585	7,942	1,151
Accrued expenses and other current liabilities	5,225	7,014	1,017
Income tax payable	8,801	12,538	1,818
Amounts due to inter-companies(1)	309,098	389,400	56,458
Current portion of contingent consideration – earn-out liability	10,638	4,336	629
Lease liability-operating lease -current	-	7,174	1,040
Total current liabilities	441,140	571,535	82,865

Non-current liabilities
Deferred tax liabilities	58,746	61,236	8,878
Lease liabilities-operating lease -non-current	-	12,773	1,852
Total non-current liabilities	58,746	74,009	10,730
TOTAL LIABILITIES	499,886	645,544	93,595
(1)	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Company.

Schedule of Consolidated Statements of Income	Summarized below is the information related to the financial performance of the VIE reported in the Company’s consolidated statements of income for the years ended December 31, 2020, 2021 and 2022, respectively:
	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Net revenues	940,783	1,198,273	1,291,701	187,279
Third party customers	936,551	1,164,317	1,291,602	187,265
Inter-companies	4,232	33,956	99	14
Net income	45,722	102,042	143,651	20,827

Schedule of Consolidated Statements of Cash Flow Activities
	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Net cash provided by operating activities	270,927	70,255	155,897	22,603
Net cash used in investing activities	(323,670)	(250,714)	(122,236)	(17,723)
Net cash provided by (used in) financing activities	80,247	179,585	(198)	(29)